SchwabFunds®
101 Montgomery Street
San Francisco, CA 94104
September 24, 2010
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Schwab Strategic Trust (File No. 333-160595 and 811-22311) Schwab U.S. ETFs Schwab International ETFs Schwab U.S. REIT ETF Post-Effective Amendment No. 4
Dear Sir or Madam:
          On behalf of Schwab Strategic Trust (the “Registrant”) and the Schwab U.S. ETFs, Schwab International ETFs and Schwab U.S. REIT ETF, attached herewith for filing is the above-referenced Post-Effective Amendment No. 4 to the Registrant’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made pursuant to Rule 485(a)(2) for the purposes of registering two new series of the Registrant, as well as to modify the prospectuses and statement of additional information with respect to certain existing series of the Registrant to comply with the disclosure requirements adopted by the Commission in Release No 33-8998/40-28584 dated January 13, 2009. No fees are required in connection with this filing.
          We are requesting an effective date of December 8, 2010, and would appreciate any comments you may have by November 8, 2010.
          Please direct any comments or questions on the attached to me at (415) 667-0660 or Shelley Harding at (415) 215-8410.
          Thank you for your attention to this matter.
Sincerely,
/s/ David J. Lekich
David J. Lekich
Vice President and Associate General Counsel
Charles Schwab & Co., Inc.

cc:	The Board of Trustees of Schwab Strategic Trust Koji E. Felton, Esq. Catherine MacGregor, Esq.